CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Preferred Stock E [Member]	Preferred Stock F [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2				$ 4,111	$ 46,431,874	$ (45,497,051)	$ (157,452)	$ 781,485
Beginning balance, shares at Dec. 31, 2021	851	2,500				4,111,047
Series C preferred stock converted to common stock		$ (2)				$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)				454,546
Series B preferred stock converted to common stock	$ (1)					$ 122	(121)
Series B preferred stock converted to common stock, shares	(851)					121,572
Series D preferred stock converted to common stock			$ 1				1,298,999			1,299,000
Series D preferred stock converted to common stock, shares			1,299
Stock options compensation							819,191			819,191
Common stock issued for cash						$ 2,425	8,798,579			8,801,004
Common stock issued for cash, shares						2,425,752
Stock issuance cost							(942,926)			(942,926)
Stock issued for services						$ 43	157,457			157,500
Stock issued for services, shares						43,959
Net loss								(6,864,783)		(6,864,783)
Ending balance, value at Dec. 31, 2022			$ 1			$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Ending balance, shares at Dec. 31, 2022			1,299			7,156,876
Series E preferred stock issued				$ 7			6,499,993			6,500,000
Series E preferred stock issued, shares				6,500
Series F preferred stock issued					$ 5		4,999,995			5,000,000
Series F preferred stock issued, shares					5,000
Series F preferred stock exchanged for Series E preferred				$ 5	$ (5)
Series F preferred stock converted to Series E preferred, shares				5,000	(5,000)
Stock options compensation							573,441			573,441
Stock issuance cost							(25,797)			(25,797)
Stock issued for services						$ 38	143,027			143,065
Stock issued for services, shares						38,249
Stock issued under the Employee Stock Purchase Plan for cash and compensation						$ 112	366,940			367,052
Stock issued under the Employee Stock Purchase Plan for cash and compensation, shares						111,538
Net loss								(11,241,718)		(11,241,718)
Ending balance, value at Dec. 31, 2023			$ 1	$ 12		$ 7,306	$ 69,120,199	$ (63,603,552)	$ (157,452)	$ 5,366,514
Ending balance, shares at Dec. 31, 2023			1,299	11,500		7,306,663